Goodwill (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2022
Goodwill (Details) [Line Items]
Goodwill impairment charge (in Dollars)	$ 386.2
Expected cash flow period		5 years
Stratasys-Objet reporting unit [Member]
Goodwill (Details) [Line Items]
Carrying amount		45.00%
SDM [Member]
Goodwill (Details) [Line Items]
Carrying amount		65.00%